Property and Equipment	12 Months Ended
Dec. 31, 2013
Property Plant And Equipment [Abstract]
Property and Equipment

3. Property and Equipment

Property and equipment consist of the following:

	December 31,
	2013	2012
Computer equipment	$82,252	$92,318
Furniture and fixtures	46,523	42,736
Scientific equipment	2,851,947	2,824,076
Leasehold improvements	319,553	319,553

	3,300,275	3,278,683
Less accumulated depreciation	(3,232,003)	(3,220,417)

	$68,272	$58,266

Depreciation expense for the years ended December 31, 2013 and 2012 was $23,249 and $47,747 respectively.